Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERT NYS

05000671

1-7797

NYSE

JAN 14 2005

January 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PHH Corporation, Common Stock, $0.01 par value per share (including preferred stock purchase rights) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 14, 2005. Tentative listing date – January 19, 2005.

Sincerely,

PROCESSED
JAN 18 2005
THOMSON
FINANCIAL

77776